Discontinued Operations and Deconsolidation	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Deconsolidation [Abstract]
DISCONTINUED OPERATIONS AND DECONSOLIDATION

NOTE 3 — DISCONTINUED OPERATIONS AND DECONSOLIDATION

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meets the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major assets, other assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

Disposition of a Subsidiary:

On December 22, 2025, the Company and Hua Chen Intelligent Technology Co., Limited, a company formed under the laws of Hong Kong and a subsidiary of the Company (the “Target”) entered into a share purchase agreement (the “Agreement”) with an unrelated third party, Chen Yi San (the “Buyer”). Pursuant to the Agreement, the Company agreed to sell and the Buyer agreed to purchase all the issued and outstanding shares of the Target at a purchase price of $50,000, which sale includes the sale of the Target’s subsidiaries, including Huachen AI Technology (Zhejiang) Co., Ltd., Zhejiang Huachen Technology Co., Ltd., Shanghai Tiandidaochuan Parking Equipment Manufacturing Co., Ltd., Zhejiang Tiandidaochuan Parking Equipment Co., Ltd., Shanghai Tiandiricheng Parking Lots Management Co., Ltd., Shanghai Yufeng Information Technology Co., Ltd., Shanghai Tiandi Puji Parking Management Co., Ltd. Shanghai Tiandidaochuan Parking Equipment Installation Co., Ltd., and Zhejiang Xinfeng Trade Co., Ltd. Except as a party to the Agreement, the Buyer has no current or prior relationship with the Company and has no family relationship with any of the Company’s directors or officers.

The subsidiary comprises our historical equipment structural parts and cubic parking garage-related business operating segment. As a result of the planned disposition of the subsidiary, this historical segment meets the held for sale criteria of ASC 205-20. Accordingly, the historical results of operations of this legacy segment have been reflected as discontinued operations in our consolidated financial statement for all periods prior to the Agreement on December 22, 2025. Subsequent to the disposal, the Company strategically re-entered the equipment structural parts market by acquiring and establishing new operating subsidiaries, the results of which are fully reflected in the Company’s continuing operations for the six months ended June 30, 2026.

As a result of the sale of the subsidiary completed during the period ended December 31, 2025, the Company deconsolidated the subsidiary as of December 31, 2025. Therefore, the Company reported no assets or liabilities of the subsidiary as of December 31, 2025 and recognized a net loss on deconsolidation of $22,119,583, which has been reflected as a component of other (expense) income on the accompanying consolidated statements of operations and comprehensive income (loss).

Summary Reconciliation of Discontinued Operations

The following tables present the balance sheets and the results of operations of the Company classified as discontinued operations for the periods presented:

	For the Six Months Ended June 30,
	2026	2025
REVENUE
Revenue	$-	$8,145,257

Total revenue	-	8,145,257

COST OF REVENUE AND RELATED TAX	-	5,576,746

GROSS PROFIT	-	2,568,511

OPERATING EXPENSES
Selling and marketing expenses	-	485
General and administrative expenses	-	631,247
Research and development expenses	-	43,860
Total operating expenses	-	675,592

INCOME FROM OPERATIONS	-	1,892,919

OTHER INCOME (EXPENSE)

Interest expense, net	-	(21,940)
Other income, net	-	(5,625)
Total other income(expense), net	-	(27,565)
INCOME BEFORE INCOME TAX PROVISION	-	1,865,354

INCOME TAXE EXPENSE	-	6

INCOME FROM DISCONTINUED OPERATIONS	-	1,865,348

Net income attributable to the noncontrolling interest	-	431,821

Net income attributable to common shareholders	-	1,433,527
OTHER COMPREHENSIVE INCOME
Foreign currency translation income	-	1,423,993
Other comprehensive loss, net of tax	-	1,423,993
TOTAL COMPREHENSIVE (LOSS) INCOME FROM DISCONTINUED OPERATIONS	-	$3,289,341